Subsequent Events (Details) - USD ($)		6 Months Ended
	Aug. 09, 2015	Jun. 30, 2015	Jun. 11, 2009
STINS COMAN [Member]
Subsequent Event [Line Items]
Debt instrument, borrowings during the period		$ 2,000,000
Debt agreement, borrowing capacity		45,000,000	$ 10,000,000
Debt Instrument, Debt Agreement, Incremental Borrowing Limit		$ 5,000,000
Subsequent Event [Member] | RiT Wireless [Member]
Subsequent Event [Line Items]
Noncontrolling Interest, Period Increase (Decrease)	$ 5,000,000
Stockholders' Equity Attributable to Noncontrolling Interest	15,000,000
Proceeds from Noncontrolling Interests	$ 1,300,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	33.00%
Noncontrolling Interest, Ownership Percentage by Parent	67.00%